Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PRIMECAP Odyssey Funds
Entity Central Index Key	0001293967
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
PRIMECAP Odyssey Stock Fund
Shareholder Report [Line Items]
Fund Name	PRIMECAP Odyssey Stock Fund
Class Name	PRIMECAP Odyssey Stock Fund
Trading Symbol	POSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PRIMECAP Odyssey Stock Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at . You can also request this information by contacting us at 1-800-729-2307.
Additional Information Phone Number	1-800-729-2307
Additional Information Website	https://prospectus-express.broadridge.com/summary.asp?doctype=ann&cid=primecap&fid=74160Q301
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PRIMECAP Odyssey Stock Fund	$77	0.67%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2024, the PRIMECAP Odyssey Stock Fund’s total return of +29.83% trailed the S&P  500® Index’s total return of +38.02%.
• During the fiscal year, the U.S. economy proved resilient as a firm labor market and robust consumer spending delivered healthy real GDP growth. Core inflation moderated somewhat but persisted at above-target levels, forcing the Federal
     Reserve to keep its benchmark rate above 5% for most of the year. But as economic data softened towards period-end, the Fed in September initiated its long-awaited dovish pivot with a 50 basis point cut.
• Increasing optimism in a so-called “soft landing” and the prospect of lower interest rates bolstered equities. The S&P
     500® Index’s forward price-to-earnings multiple expanded over 20% during the period, from roughly 17x to 21x, driving most of the market’s return. Forward earnings also showed healthy double-digit growth.
•  The Fund logged a strong gain but was unable to keep pace with the S&P 500® Index’s torrid rise. Relative to the S&P
     500® Index, sector allocation and stock selection were both unfavorable.
• The Fund’s sector allocation headwind stemmed from its significant overweight position in health care and its substantial underweight positions in the two best performing sectors, information technology and communication services.
• Stock selection was positive in the health care, industrials, and financials sectors. Stock selection was broadly unfavorable otherwise, with the information technology sector serving as the primary detractor.

Performance Past Does Not Indicate Future [Text]	Total return represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PRIMECAP Odyssey Stock Fund	29.83	12.27	11.41
S&P 500® Index	38.02	15.27	13.00

No Deduction of Taxes [Text Block]	Investment result data reflects deduction of fund operating expenses.
Updated Performance Information Location [Text Block]	Current performance may be different than quoted, and performance as of the most recent month-end can be obtained by calling 1-800-729-2307 or by visiting https://www.primecap.com/funds/primecap-odyssey-stock-fund/.
Net Assets	$ 5,229,150,351
Holdings Count | $ / shares	144
Advisory Fees Paid, Amount	$ 30,958,259
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$5,229,150,351
Number of Holdings	144
Net Advisory Fee	$30,958,259
Portfolio Turnover	3%

Holdings [Text Block]

Top 10 Issuers	(%)
Eli Lilly & Co.	9.5%
AstraZeneca PLC	4.0%
AECOM	3.7%
Amgen, Inc.	3.0%
KLA Corp.	2.9%
Flex Ltd.	2.9%
FedEx Corp.	2.9%
Microsoft Corp.	2.9%
Siemens AG	2.9%
Raymond James Financial, Inc.	2.1%

Top Sectors	(%)
Health Care	26.1%
Information Technology	22.6%
Industrials	21.8%
Financials	9.4%
Consumer Discretionary	8.5%
Communication Services	3.6%
Energy	2.3%
Consumer Staples	1.9%
Materials	1.8%
Cash & Other	2.0%

Updated Prospectus Web Address	https://www.primecap.com/funds/primecap-odyssey-stock-fund/
PRIMECAP Odyssey Growth Fund
Shareholder Report [Line Items]
Fund Name	PRIMECAP Odyssey Growth Fund
Class Name	PRIMECAP Odyssey Growth Fund
Trading Symbol	POGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PRIMECAP Odyssey Growth Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://prospectus-express.broadridge.com/summary.asp?doctype=ann&cid=primecap&fid=74160Q103. You can also request this information by contacting us at 1-800-729-2307.
Additional Information Phone Number	1-800-729-2307
Additional Information Website	https://prospectus-express.broadridge.com/summary.asp?doctype=ann&cid=primecap&fid=74160Q103
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PRIMECAP Odyssey Growth Fund	$75	0.66%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2024, the PRIMECAP Odyssey Growth Fund returned +27.97%, trailing the S&P  500® Index’s +38.02% total return and the Russell 1000 Growth Index’s total return of +43.77%.
•   During the fiscal year, the U.S. economy proved resilient as a firm labor market and robust consumer spending delivered healthy real GDP growth. Core inflation moderated somewhat but persisted at above-target levels, forcing the Federal
     Reserve to keep its benchmark rate above 5% for most of the year. But as economic data softened towards period-end, the Fed in September initiated its long-awaited dovish pivot with a 50 basis point cut.
•   Increasing optimism in a so-called “soft landing” and the prospect of lower interest rates bolstered equities. The S&P
     500® Index’s forward price-to-earnings multiple expanded over 20% during the period, from roughly 17x to 21x, driving most of the market’s return. Forward earnings also showed healthy double-digit growth.
•   The Fund logged a strong gain but was unable to keep pace with the S&P 500® Index’s torrid rise. Relative to the S&P
     500® Index, sector allocation and stock selection were both unfavorable.
•   The Fund’s sector allocation headwind stemmed primarily from its significant overweight position in health care.
     Otherwise, underweight positions in the two best performing sectors, information technology and communication services, roughly offset the Fund’s underweight position in the consumer staples sector.
•   Stock selection was most positive in the health care sector. Selection was weakest in the information technology sector, while selection in the communication services and consumer discretionary sectors also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Total return represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PRIMECAP Odyssey Growth Fund	27.97	11.81	11.55
S&P 500® Index	38.02	15.27	13.00

No Deduction of Taxes [Text Block]	Investment result data reflects deduction of fund operating expenses.
Updated Performance Information Location [Text Block]	Current performance may be different than quoted, and performance as of the most recent month-end can be obtained by calling 1-800-729-2307 or by visiting https://www.primecap.com/funds/primecap-odyssey-growth-fund/.
Net Assets	$ 5,845,196,577
Holdings Count | $ / shares	188
Advisory Fees Paid, Amount	$ 35,365,762
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$5,845,196,577
Number of Holdings	188
Net Advisory Fee	$35,365,762
Portfolio Turnover	5%

Holdings [Text Block]

Top 10 Issuers	(%)
Eli Lilly & Co.	7.9%
Alphabet, Inc. - Class A & C	3.8%
Raymond James Financial, Inc.	3.2%
Micron Technology, Inc.	3.0%
AECOM	2.8%
BeiGene Ltd.	2.4%
Microsoft Corp.	2.3%
Flex Ltd.	2.3%
Amgen, Inc.	2.2%
Biogen, Inc.	2.2%

Top Sectors	(%)
Health Care	29.6%
Information Technology	23.1%
Industrials	17.6%
Consumer Discretionary	8.7%
Financials	8.5%
Communication Services	7.0%
Energy	2.1%
Consumer Staples	1.2%
Materials	0.6%
Cash & Other	1.6%

Updated Prospectus Web Address	https://www.primecap.com/funds/primecap-odyssey-growth-fund/
PRIMECAP Odyssey Aggressive Growth Fund
Shareholder Report [Line Items]
Fund Name	PRIMECAP Odyssey Aggressive Growth Fund
Class Name	PRIMECAP Odyssey Aggressive Growth Fund
Trading Symbol	POAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PRIMECAP Odyssey Aggressive Growth Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://prospectus-express.broadridge.com/summary.asp?doctype=ann&cid=primecap&fid=74160Q202. You can also request this information by contacting us at 1-800-729-2307.
Additional Information Phone Number	1-800-729-2307
Additional Information Website	https://prospectus-express.broadridge.com/summary.asp?doctype=ann&cid=primecap&fid=74160Q202
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PRIMECAP Odyssey Aggressive Growth Fund	$74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2024, the Aggressive Growth Fund’s total return of +27.27% trailed both the S&P 500® Index’s total return of +38.02% and the Russell Midcap Growth Index’s total return of +38.67%.
•   During the fiscal year, the U.S. economy proved resilient as a firm labor market and robust consumer spending delivered healthy real GDP growth. Core inflation moderated somewhat but persisted at above-target levels, forcing the Federal
     Reserve to keep its benchmark rate above 5% for most of the year. But as economic data softened towards period-end, the Fed in September initiated its long-awaited dovish pivot with a 50 basis point cut.
•   Increasing optimism in a so-called “soft landing” and the prospect of lower interest rates bolstered equities. The S&P
     500® Index’s forward price-to-earnings multiple expanded over 20% during the period, from roughly 17x to 21x, driving most of the market’s return. Forward earnings also showed healthy double-digit growth.
•   The Fund logged a strong gain but was unable to keep pace with the S&P 500® Index’s torrid rise. Relative to the S&P
     500® Index, sector allocation and stock selection were both unfavorable.
•   The Fund’s sector allocation headwind stemmed primarily from its significant overweight position in health care.
     Otherwise, underweight positions in communication services and financials partially offset the Fund’s underweight positions in consumer staples and energy.
•   Stock selection was most positive in the health care and industrials sectors. Selection was weakest in the information technology sector, while selection in the communication services, energy, and consumer discretionary sectors also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Total return represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PRIMECAP Odyssey Aggressive Growth Fund	27.27	9.48	10.43
S&P 500® Index	38.02	15.27	13.00

No Deduction of Taxes [Text Block]	Investment result data reflects deduction of fund operating expenses.
Updated Performance Information Location [Text Block]	Current performance may be different than quoted, and performance as of the most recent month-end can be obtained by calling 1-800-729-2307 or by visiting https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/.
Net Assets	$ 6,882,857,448
Holdings Count | $ / shares	200
Advisory Fees Paid, Amount	$ 38,429,054
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$6,882,857,448
Number of Holdings	200
Net Advisory Fee	$38,429,054
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Issuers	(%)
Eli Lilly & Co.	5.6%
Micron Technology, Inc.	4.1%
Rhythm Pharmaceuticals, Inc.	3.2%
Alphabet, Inc. - Class A & C	2.8%
Flex Ltd.	2.7%
Sony Group Corp.	2.5%
MarketAxess Holdings, Inc.	2.3%
AECOM	2.3%
Tesla, Inc.	2.3%
Biogen, Inc.	2.2%

Top Sectors	(%)
Information Technology	27.7%
Health Care	27.6%
Industrials	14.4%
Consumer Discretionary	12.6%
Communication Services	6.5%
Financials	5.9%
Energy	1.3%
Materials	1.0%
Consumer Staples	0.7%
Cash & Other	2.3%

Updated Prospectus Web Address	https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/